Profit/(loss) from discontinued operations	12 Months Ended
Dec. 31, 2025
Profit loss from discontinued operating [Abstract]
Disclosure of discontinued operations [text block]
NOTES ON PROFIT/(LOSS) FROM DISCONTINUED OPERATIONS
2.8 PROFIT/(LOSS) FROM DISCONTINUED OPERATIONS
Profits from discontinued operations are related to earn-outs and other pending issues regarding the divestment of the different components of the Ferrovial Services business, completed in previous years. The impact on the income statements reached EUR 20 million, EUR 14 million and EUR 16 million in 2025, 2024 and 2023, respectively, and as also explained in Note 1.1.3, relates mainly to the indemnities and updated earn-outs associated with the disposal of the Services business in Spain and Portugal, as well as other adjustments related to the